UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Valiant Capital Management, L.P.

Address:   One Market Street, Steuart Tower, Suite 2625
           San Francisco, CA 94105


Form 13F File Number: 28-13282


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ralph J. Long, Jr.
Title:  Chief Operating Officer
Phone:  415-659-7217

Signature,  Place,  and  Date  of  Signing:

/s/ Ralph J. Long, Jr.             San Francisco, CA                  1/29/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:  $      287,727
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- ------------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------- ------------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                       COM                 037833100   33,128   157,206          SOLE                  157,206      0    0
EMPLOYERS HLDGS INC             COM                 292218104   23,662 1,542,947          SOLE                1,542,947      0    0
DIRECTV                         COM                 25490A101   24,072   721,787          SOLE                  721,787      0    0
COMPANIA PARANAENSE             Sponsored ADR PFD   20441B407   17,995   838,949          SOLE                  838,949      0    0
FOMENTO ECONOMICO MEXICANO SAB  Sponsored ADR UNITS 344419106   22,172   463,078          SOLE                  463,078      0    0
HEALTH NET INC                  COM                 42222G108   40,520 1,739,814          SOLE                1,739,814      0    0
IAC/INTERACTIVE                 COM                 44919P508   18,289   893,009          SOLE                  893,009      0    0
MDS INC                         COM                 55269P302   22,838 2,985,319          SOLE                2,985,319      0    0
BRF-BRASIL FOODS SA             Sponsored ADR       10552T107    2,431    46,415          SOLE                   46,415      0    0
QUALCOMM INC                    COM                 747525103   12,917   279,218          SOLE                  279,218      0    0
STERLITE INDUSTRIES LTD (INDIA) ADS                 859737207   33,723 1,850,901          SOLE                1,850,901      0    0
WELLCARE HEALTH PLANS INC       COM                 94946T106   14,045   382,068          SOLE                  382,068      0    0
WUXI PHARMATECH INC             Sponsored ADR SHS   929352102   21,935 1,374,386          SOLE                1,374,386      0    0


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